Summary of Significant Accounting Policies (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of warrant liability [Abstract]
Change in fair value of warrant liability	$ 10,330
Warrant liability [Member]
Schedule of warrant liability [Abstract]
Balance as of beginning of period	1,381,465	$ 345,960
Value assigned to warrants in connection with convertible promissory and short-term notes	579,873	777,490
Reclassification to equity	(1,179,418)
Change in fair value of warrant liability	35,235	258,015
Balance as of end of period	$ 817,155	$ 1,381,465